SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.a)	Declaration of conformity

The consolidated financial statements have been prepared and are being presented in accordance with International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standard Board (IASB) and highlight all the relevant information at the financial statements, and only this information, which correspond to those used by the Company's management in its activities

2.b)	Basis of presentation

The financial statements were prepared based on the historical cost and were adjusted to reflect: (i) the fair value measurement of certain financial assets and liabilities (including derivative instruments), as well as pension plan assets; and (ii) impairment losses.

When IFRS allows an option between cost or another measurement criterion, the cost of acquisition criterion was used.

The preparation of these financial statements requires Management to use certain accounting estimates, judgments and assumptions that affect the application of Accounting Polices and the amounts reported on the balance sheet date of assets, liabilities, income, and expenses may differ from actual future results. The assumptions used are based on history and other factors considered relevant and are reviewed by the Company’s management.

The accounting policies and critical estimates, when applicable and relevant, are included in the respective explanatory notes and are consistent with the previous year presented, as shown below:

·	Explanatory note 11 e - Recoverability test of investment on Transnordestina Logística SA (“TLSA”);

·	Explanatory note 13 a - Goodwill impairment test;

·	Explanatory note 15.b - Derivative financial instruments and hedge accounting (“hedge accounting”);

·	Explanatory note 19 d - Deferred income and social contribution taxes: availability of future taxable income against which deductible temporary differences and tax losses can be used;

·	Explanatory note 21 - Provision for tax, social security, labor, civil, environmental risks and judicial deposits;

·	Explanatory note 22 - Provisions for environmental liabilities and asset retirement obligations;

·	Explanatory note 31 - Employee benefits.

The consolidated financial statements were approved by Board of Directors on May 17, 2022.

2.c)	Functional currency and presentation currency

The accounting records included in the financial statements of each of the Company’s subsidiaries are measured using the currency of the principal of the economic environment in which each subsidiary operates (“the functional currency”). The consolidated financial statements are presented in R$ (reais), which is the Company’s functional and reporting currency.

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing on the transaction or valuation dates, in which the items are remeasured. The balances of the asset and liability accounts are translated using the exchange rate on the balance sheet date. As of December 31, 2021, US$1.00 was equivalent to R$5.5805 (R$5.1967 on December 31, 2020) and €1.00 was equivalent to R$6.3210 (R$6.3779 on December 31, 2020), according to the rates obtained from Central Bank of Brazil website

2.d)	Adoption of new and revised International Financial Reporting Standards (IFRS)

During the year of 2021, the IASB issued the revision of the rules below, already in force in the year of 2021. Some accounting pronouncements that became effective as of January 1, 2021, having adopted and without impact on the Company's results and financial position were as follows:

·	IFRS 16 – Leases;
·	IFRS 4 - Insurance Contracts;
·	IFRS 3 - Business Combination;
·	IFRS 37 - Provisions, Contingent Liabilities and Contingent Assets;
·	IAS 16 - Property, Plant and Equipment;
·	IFRS 7 - Financial Instruments: Disclosures;
·	IFRS 9 Financial Instruments

Additionally, the IASB is preparing new pronouncements and revisions of existing pronouncements, which will become effective only on January 1, 2023, as follows:

·	- IAS 1 - Presentation of Financial Statements
·	- IAS 8 - Accounting Policies, Estimate Change and Error Correction
·	- IFRS 17 - Insurance Contracts

The Company's management is evaluating the practical impacts that such items may have on its financial statements.